Alger International Small Cap Fund Expense Example - Class A C Shares [Member] - Alger International Small Cap Fund - Class A	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 641
Expense Example, with Redemption, 3 Years	2,733
Expense Example, with Redemption, 5 Years	5,224
Expense Example, with Redemption, 10 Years	$ 9,385